Ajax-United Patterns & Molds, Inc. Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Business Combinations [Abstract]
Measurement Period Adjustments Related to Finalization of Valuation of Deferred Tax Liabilities and Net Identifiable Assets and Liabilities

The following table presents the measurement period adjustments from December 30, 2016 to March 31, 2017. Measurement period adjustments are primarily related to finalization of the valuation of deferred tax liabilities and net identifiable assets and liabilities:

	Preliminary Allocation December 30, 2016	Measurement Period Adjustment	Preliminary Allocation March 31, 2017
Cash acquired	$187	$—	$187
Accounts receivable, net	1,250	—	1,250
Inventories	3,236	—	3,236
Prepaid expenses and other current assets	77	8	85
Property and equipment, net	1,545	(78)	1,467
Other noncurrent assets	2,948	—	2,948
Intangible assets, net	8,030	—	8,030
Goodwill	7,078	(22)	7,056
Accounts payable and other accrued liabilities	(4,486)	9	(4,477)
Deferred tax liabilities	(2,271)	83	(2,188)

Total acquisition consideration	$17,594	$—	$17,594

The following table presents the preliminary allocation and measurement period adjustments of the purchase price of $17,594 to the assets acquired and liabilities assumed based on their fair values. Measurement period adjustments are primarily related to finalization of the valuation of deferred tax liabilities and intangible assets acquired:

	Preliminary Allocation April 12, 2016	Measurement Period Adjustment	Preliminary Allocation December 30, 2016
Cash acquired	$187	$—	$187
Accounts receivable, net	1,245	5	1,250
Inventories	3,236	—	3,236
Prepaid expenses and other current assets	77	—	77
Property and equipment, net	1,545	—	1,545
Other noncurrent assets	2,948	—	2,948
Intangible assets, net	8,130	(100)	8,030
Goodwill	4,629	2,449	7,078
Accounts payable and other accrued liabilities	(4,403)	(83)	(4,486)
Deferred tax liabilities	—	(2,271)	(2,271)

Total acquisition consideration	$17,594	$—	$17,594